UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21374

Registrant Name:	PIMCO Income Strategy Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Strategy Fund

April 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.6%
Avolon Holdings Ltd.
3.243% due 09/20/2020		$20	$20
3.743% due 03/20/2022		170	173
BMC Software Finance, Inc.
5.000% due 09/10/2020		3,583	3,605
Concordia International Corp.
5.250% due 10/21/2021		795	541
Forbes Energy Services LLC
6.155% - 7.000% due 04/13/2021		162	144
iHeartCommunications, Inc.
7.743% due 01/30/2019		3,100	2,662
Moran Foods LLC
7.000% due 12/05/2023		1,097	1,096
Sequa Corp.
TBD% due 11/26/2021		110	111
TBD% due 04/13/2022		40	41
Sprint Communications, Inc.
3.500% due 02/02/2024		800	802
Team Health Holdings, Inc.
3.750% due 02/06/2024		200	199
UPC Financing Partnership
3.744% due 04/15/2025		100	100
Westmoreland Coal Co.
7.647% due 12/16/2020		995	918

Total Loan Participations and Assignments (Cost $10,717)			10,412

CORPORATE BONDS & NOTES 64.9%
BANKING & FINANCE 33.2%
Ally Financial, Inc.
8.000% due 11/01/2031		2,227	2,662
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		54	54
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (h)	EUR	1,000	1,129
Banco do Brasil S.A.
6.250% due 04/15/2024 (h)		$1,700	1,498
9.000% due 06/18/2024 (h)		2,219	2,350
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,400	442
4.000% due 01/21/2019 ^		3,800	1,200
4.750% due 01/15/2018 ^		1,200	379
Banco Santander S.A.
6.250% due 09/11/2021 (h)		500	558
Barclays Bank PLC
14.000% due 06/15/2019 (h)	GBP	3,700	5,866
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	200	228
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,400	2,419
BNP Paribas S.A.
7.375% due 08/19/2025 (h)(k)		2,100	2,236
Cantor Fitzgerald LP
6.500% due 06/17/2022 (k)		3,000	3,316
CBL & Associates LP
5.950% due 12/15/2026		1,000	984
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,050	4,719
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (h)	EUR	400	484
Credit Agricole S.A.
7.875% due 01/23/2024 (h)		$1,600	1,716
Credit Suisse Group AG
7.500% due 12/11/2023 (h)		3,540	3,934
CyrusOne LP
5.000% due 03/15/2024		17	18
5.375% due 03/15/2027		9	9
Deutsche Bank AG
4.250% due 10/14/2021 (k)		3,700	3,830
EPR Properties
4.750% due 12/15/2026 (k)		1,500	1,536
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,700	1,822

GSPA Monetization Trust
6.422% due 10/09/2029		1,743	1,980
HSBC Holdings PLC
6.000% due 09/29/2023 (h)	EUR	1,800	2,170
Jefferies Finance LLC
6.875% due 04/15/2022		$3,800	3,800
7.375% due 04/01/2020		915	940
7.500% due 04/15/2021		200	207
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		300	409
MPT Operating Partnership LP
5.250% due 08/01/2026		618	637
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	6	1,052
Navient Corp.
4.875% due 06/17/2019		$200	207
5.500% due 01/15/2019 (k)		4,030	4,196
5.625% due 08/01/2033		98	79
Novo Banco S.A.
5.000% due 04/04/2019	EUR	101	94
5.000% due 04/23/2019		311	289
5.000% due 05/14/2019		206	191
5.000% due 05/21/2019		115	107
5.000% due 05/23/2019		115	107
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$544	574
7.250% due 12/15/2021		16	17
PHH Corp.
6.375% due 08/15/2021		1,080	1,093
7.375% due 09/01/2019		300	324
Rio Oil Finance Trust
9.250% due 07/06/2024		4,113	4,241
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(k)		1,600	1,661
8.000% due 08/10/2025 (h)(k)		3,000	3,120
8.625% due 08/15/2021 (h)		800	866
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)	GBP	1,800	2,488
Spirit Realty LP
4.450% due 09/15/2026		$700	695
Springleaf Finance Corp.
5.250% due 12/15/2019		2,627	2,666
8.250% due 12/15/2020		4,060	4,459
Tempo Acquisition LLC
6.750% due 06/01/2025 (c)		14	14
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,138	2,858
6.052% due 10/13/2039		1,246	1,788
TIG FinCo PLC
8.500% due 03/02/2020		111	148
8.750% due 04/02/2020		5,232	6,637
WP Carey, Inc.
4.250% due 10/01/2026 (k)		$1,400	1,408

			94,911

INDUSTRIALS 23.5%
Altice Financing S.A.
7.500% due 05/15/2026		1,500	1,624
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(k)		2,204	2,211
BWAY Holding Co.
5.500% due 04/15/2024		16	16
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		590	723
9.000% due 02/15/2020 ^		3,792	4,649
11.250% due 06/01/2017 ^		1,957	2,339
Cedar Fair LP
5.375% due 04/15/2027		14	15
Charter Communications Operating LLC
5.375% due 05/01/2047		31	32
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	107
Chesapeake Energy Corp.
4.408% due 04/15/2019		62	62
Chobani LLC
7.500% due 04/15/2025		10	10
CommScope Technologies LLC
5.000% due 03/15/2027		2	2
Community Health Systems, Inc.
6.250% due 03/31/2023		77	79
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		712	781
CSN Resources S.A.
6.500% due 07/21/2020		256	208

Cumberland Farms, Inc.
6.750% due 05/01/2025		4	4
Diamond Resorts International, Inc.
10.750% due 09/01/2024		1,200	1,279
Dynegy, Inc.
8.034% due 02/02/2024		1,102	1,017
Eagle Holding Co. LLC
7.625% due 05/15/2022 (c)(d)		20	20
EI Group PLC
6.875% due 02/15/2021	GBP	2,360	3,381
EW Scripps Co.
5.125% due 05/15/2025		$11	11
Ferroglobe PLC
9.375% due 03/01/2022		1,000	1,047
Ford Motor Co.
7.700% due 05/15/2097 (k)		9,030	11,046
Fresh Market, Inc.
9.750% due 05/01/2023		3,313	2,762
HCA, Inc.
4.500% due 02/15/2027		400	405
7.500% due 11/15/2095		1,050	1,039
Hexion, Inc.
10.375% due 02/01/2022		19	20
13.750% due 02/01/2022		18	18
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,000	759
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,000	969
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,279	3,082
8.125% due 06/01/2023		524	301
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		3,430	3,293
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041		200	220
Kinder Morgan, Inc.
7.750% due 01/15/2032 (k)		800	1,021
7.800% due 08/01/2031 (k)		1,600	2,038
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		480	412
5.500% due 04/15/2025		380	348
MDC Partners, Inc.
6.500% due 05/01/2024		600	588
Murphy Oil USA, Inc.
5.625% due 05/01/2027		9	9
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	40	46
New Albertson’s, Inc.
6.570% due 02/23/2028		$2,800	2,114
Petroleos Mexicanos
5.375% due 03/13/2022		40	42
6.500% due 03/13/2027		124	134
Prime Security Services Borrower LLC
9.250% due 05/15/2023		500	547
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	700	1,114
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$1,200	1,340
Safeway, Inc.
7.250% due 02/01/2031		470	457
Scientific Games International, Inc.
10.000% due 12/01/2022		1,030	1,120
SFR Group S.A.
7.375% due 05/01/2026		2,558	2,702
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		1,000	1,026
Spirit Issuer PLC
3.042% due 12/28/2031	GBP	500	622
6.582% due 12/28/2027		700	993
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025 (c)		$14	14
Symantec Corp.
5.000% due 04/15/2025		22	23
Team Health Holdings, Inc.
6.375% due 02/01/2025		8	8
Transocean, Inc.
9.000% due 07/15/2023		202	216
Ultra Resources, Inc.
7.125% due 04/15/2025		6	6
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,890	2,726
6.542% due 03/30/2021		533	754
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$42	43
7.000% due 03/15/2024		81	83

Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	200	266
Westmoreland Coal Co.
8.750% due 01/01/2022		$3,026	2,814

			67,157

UTILITIES 8.2%
Frontier Communications Corp.
8.500% due 04/15/2020		500	531
8.875% due 09/15/2020		2,851	3,020
11.000% due 09/15/2025		340	329
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (k)		6,600	7,160
6.000% due 11/27/2023		800	868
Northwestern Bell Telephone
7.750% due 05/01/2030		7,000	7,915
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		215	130
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		1,258	514
6.750% due 10/01/2023 (i)		1,861	740
Petrobras Global Finance BV
6.125% due 01/17/2022		86	90
6.625% due 01/16/2034	GBP	100	127
6.750% due 01/27/2041		$1,200	1,137
7.375% due 01/17/2027		100	108
Sprint Capital Corp.
6.900% due 05/01/2019		600	646
TerraForm Power Operating LLC
6.375% due 02/01/2023		300	311

			23,626

Total Corporate Bonds & Notes (Cost $180,371)			185,694

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		1,600	1,966

Total Convertible Bonds & Notes (Cost $1,600)			1,966

MUNICIPAL BONDS & NOTES 5.6%
CALIFORNIA 0.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		600	648
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		1,600	1,782

			2,430

ILLINOIS 2.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		6,000	6,115
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		30	27
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		60	61

			6,203

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		395	335

WEST VIRGINIA 2.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)		21,900	1,118
7.467% due 06/01/2047		6,025	5,827

			6,945

Total Municipal Bonds & Notes (Cost $14,904)			15,913

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
3.500% due 12/25/2032 (a)		745	107
4.000% due 11/25/2042 (a)		2,705	457
4.541% due 07/25/2029		420	436
5.241% due 01/25/2029		200	218
6.741% due 07/25/2029		570	609

12.052% due 12/25/2040		132	188
Freddie Mac
0.000% due 04/25/2045 (b)(f)		1,274	1,114
0.200% due 04/25/2045 (a)		2,802	9
7.923% due 11/25/2055		4,138	2,331
8.034% due 11/15/2040		229	227
8.541% due 12/25/2027		1,498	1,693
11.741% due 03/25/2025		295	379

Total U.S. Government Agencies (Cost $7,463)			7,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.9%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		57	53
Banc of America Funding Trust
6.000% due 08/25/2036 ^		1,753	1,708
BCAP LLC Trust
3.234% due 03/27/2036		1,043	570
5.075% due 03/26/2037		520	160
12.905% due 06/26/2036		241	97
Bear Stearns ALT-A Trust
1.311% due 06/25/2046 ^		2,492	2,173
3.151% due 11/25/2036 ^		274	223
3.220% due 09/25/2047 ^		3,547	2,526
3.319% due 09/25/2035 ^		379	307
Bear Stearns Commercial Mortgage Securities Trust
5.714% due 04/12/2038		100	78
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		680	658
Chase Mortgage Finance Trust
3.196% due 12/25/2035 ^		6	6
6.000% due 02/25/2037 ^		576	467
6.000% due 07/25/2037 ^		387	344
6.250% due 10/25/2036 ^		1,132	932
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		61	60
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049		42	31
5.688% due 10/15/2048		2,300	1,271
Commercial Mortgage Loan Trust
6.310% due 12/10/2049		939	601
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,586	1,318
6.000% due 08/25/2037 ^		682	528
Countrywide Alternative Loan Trust
1.341% due 05/25/2037 ^		250	132
3.404% due 04/25/2036 ^		702	483
5.500% due 03/25/2035		183	143
5.500% due 12/25/2035 ^		2,047	1,693
5.500% due 03/25/2036 ^		96	76
5.750% due 01/25/2035		229	230
6.000% due 02/25/2035		219	222
6.000% due 08/25/2036 ^		294	258
6.000% due 04/25/2037 ^		756	577
6.250% due 11/25/2036 ^		473	416
6.250% due 12/25/2036 ^		1,072	778
6.500% due 08/25/2036 ^		309	205
Countrywide Home Loan Mortgage Pass-Through Trust
3.289% due 02/20/2035		32	32
5.500% due 10/25/2035 ^		455	407
6.250% due 09/25/2036 ^		382	320
Credit Suisse Commercial Mortgage Trust
5.870% due 09/15/2040		1,500	1,486
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.932% due 06/25/2034		2,030	1,519
Epic Drummond Ltd.
0.499% due 01/25/2022	EUR	66	71
GS Mortgage Securities Trust
5.622% due 11/10/2039		$457	432
GSR Mortgage Loan Trust
5.500% due 05/25/2036 ^		71	68
6.000% due 02/25/2036 ^		2,690	2,143
HarborView Mortgage Loan Trust
1.714% due 01/19/2035		220	204
3.201% due 07/19/2035		36	32
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		1,775	1,158
JPMorgan Alternative Loan Trust
3.073% due 03/25/2037 ^		1,047	936
3.352% due 03/25/2036 ^		1,230	980
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		735	634
JPMorgan Mortgage Trust
3.192% due 01/25/2037 ^		341	304
3.342% due 02/25/2036 ^		314	279

LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		438	338
5.562% due 02/15/2040		603	450
Lehman XS Trust
1.211% due 06/25/2047		1,404	1,159
Merrill Lynch Mortgage Investors Trust
3.205% due 03/25/2036 ^		1,174	853
Morgan Stanley Capital Trust
6.126% due 06/11/2049		1,200	1,144
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036		2,795	1,355
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		631	486
6.000% due 07/25/2037 ^		820	592
6.250% due 09/25/2037 ^		1,413	1,012
Residential Funding Mortgage Securities, Inc. Trust
4.368% due 08/25/2036 ^		1,064	936
6.000% due 09/25/2036 ^		146	136
6.000% due 06/25/2037 ^		1,822	1,666
Structured Adjustable Rate Mortgage Loan Trust
3.252% due 11/25/2036 ^		1,177	904
3.281% due 03/25/2037 ^		355	243
3.287% due 07/25/2036 ^		396	313
3.297% due 01/25/2036 ^		964	728
Suntrust Adjustable Rate Mortgage Loan Trust
3.546% due 02/25/2037 ^		193	172
3.608% due 04/25/2037 ^		1,151	979
WaMu Mortgage Pass-Through Certificates Trust
2.116% due 12/25/2046		337	328
2.995% due 10/25/2036 ^		548	435
3.090% due 02/25/2037 ^		368	348
Wells Fargo Mortgage-Backed Securities Trust
3.169% due 07/25/2036 ^		190	190
5.750% due 03/25/2037 ^		183	180
6.000% due 06/25/2037 ^		103	101

Total Non-Agency Mortgage-Backed Securities (Cost $43,014)			45,377

ASSET-BACKED SECURITIES 24.3%
Airspeed Ltd.
1.264% due 06/15/2032		1,579	1,313
Argent Securities Trust
1.181% due 03/25/2036		8,075	4,343
Asset-Backed Funding Certificates Trust
1.141% due 10/25/2036		6,945	6,072
Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036 ^		234	179
BlueMountain CLO Ltd.
6.605% due 04/13/2027		1,000	989
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		1,200	839
0.000% due 07/22/2026		1,000	596
Citigroup Mortgage Loan Trust, Inc.
1.141% due 12/25/2036		3,918	2,081
1.151% due 12/25/2036		2,095	1,293
Countrywide Asset-Backed Certificates
1.131% due 06/25/2047 ^		867	666
1.191% due 06/25/2047		5,521	4,274
1.251% due 09/25/2046 ^		3,189	2,681
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	250	218
GSAMP Trust
1.251% due 02/25/2046		$4,411	3,708
1.966% due 03/25/2035 ^		7,312	4,983
Highbridge Loan Management Ltd.
6.484% due 05/05/2027		1,000	978
JPMorgan Mortgage Acquisition Corp.
1.281% due 01/25/2036		386	373
JPMorgan Mortgage Acquisition Trust
1.311% due 04/25/2036		6,000	4,590
Lehman XS Trust
6.290% due 06/24/2046		2,384	2,184
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		4	4
Merrill Lynch Mortgage Investors Trust
1.151% due 04/25/2037		298	167
Morgan Stanley Mortgage Loan Trust
1.111% due 04/25/2037		3,938	1,840
6.250% due 07/25/2047 ^		406	287
Residential Asset Mortgage Products Trust
1.271% due 09/25/2036		352	309
Residential Asset Securities Corp. Trust
1.461% due 09/25/2035		13,627	11,408
Securitized Asset-Backed Receivables LLC Trust
1.131% due 05/25/2036		5,846	3,461

SLM Student Loan Trust
0.000% due 10/28/2029 (f)		1	1,239
0.000% due 01/25/2042 (f)		2	1,716
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (f)		2,100	1,095
South Coast Funding Ltd.
1.634% due 08/10/2038		5,948	1,204
Symphony CLO Ltd.
5.758% due 07/14/2026		1,000	943
Taberna Preferred Funding Ltd.
1.414% due 08/05/2036		237	170
1.414% due 08/05/2036 ^		4,436	3,194
Trainer Wortham First Republic CBO Ltd.
2.234% due 11/06/2038		99	98

Total Asset-Backed Securities (Cost $68,417)			69,495

SOVEREIGN ISSUES 2.8%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	350	243
5.000% due 01/15/2027		100	104
7.820% due 12/31/2033		1,514	1,781
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	1,924
4.900% due 09/15/2021		700	809
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	201,000	1,781
4.750% due 04/17/2019	EUR	300	318
Saudi Government International Bond
3.250% due 10/26/2026		$200	195
4.500% due 10/26/2046		800	792

Total Sovereign Issues (Cost $7,658)			7,947

	SHARES
COMMON STOCKS 0.2%
FINANCIALS 0.0%
TIG FinCo PLC (i)		107,450	139

INDUSTRIALS 0.2%
Forbes Energy Services Ltd.		13,350	532

Total Common Stocks (Cost $687)			671

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/24/2028		394,000	0

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		43,972	16

Total Warrants (Cost $116)			16

PREFERRED SECURITIES 3.6%
BANKING & FINANCE 1.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)		2,465	3,032

INDUSTRIALS 2.5%
Sequa Corp.
9.000%		7,299	7,299

Total Preferred Securities (Cost $10,201)			10,331

SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (j) 3.1%		8,915

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.558% due 05/22/2017 (g)	$373	373
0.776% due 05/15/2017 (g)	900	899

		1,272

U.S. TREASURY BILLS 0.7%
0.677% due 05/04/2017 - 05/25/2017 (e)(f)(n)	1,904	1,904

Total Short-Term Instruments (Cost $12,092)		12,091

Total Investments in Securities (Cost $357,240)		367,681

Total Investments 128.5% (Cost $357,240)		$367,681
Financial Derivative Instruments (l)(m) (0.7)% (Cost or Premiums, net $(801))		(2,043)
Preferred Shares (17.9)%		(51,275)
Other Assets and Liabilities, net (9.9)%		(28,273)

Net Assets Applicable to Common Shareholders 100.0%		$286,090

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/09/2015 - 07/30/2015	$989	$514	0.18%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/09/2015 - 12/17/2015	1,120	740	0.26
TIG FinCo PLC	04/02/2015 - 02/24/2017	156	139	0.05

		$2,265	$1,393	0.49%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.010%	04/28/2017	05/01/2017	$4,100	Ginnie Mae 3.000% due 02/20/2047	$(4,261)	$4,100	$4,100
SSB	0.050	04/28/2017	05/01/2017	4,815	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(4,916)	4,815	4,815

Total Repurchase Agreements						$(9,177)	$8,915	$8,915

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.250%	03/17/2017	TBD	(4)	$(703)	$(703)
BPS	1.490	04/27/2017	05/26/2017		(3,192)	(3,193)
	1.550	03/02/2017	06/02/2017		(1,459)	(1,463)
JML	1.750	04/12/2017	05/05/2017		(5,828)	(5,833)
RBC	1.910	11/02/2016	05/01/2017		(3,710)	(3,745)
RDR	1.420	04/12/2017	05/17/2017		(5,975)	(5,980)
	1.450	02/03/2017	05/02/2017		(1,898)	(1,905)
	1.570	05/02/2017	08/02/2017		(1,951)	(1,951)
UBS	1.490	03/02/2017	06/02/2017		(4,497)	(4,508)
	1.560	04/07/2017	07/07/2017		(2,690)	(2,693)
	1.850	02/28/2017	05/26/2017		(1,274)	(1,278)
	1.900	02/22/2017	05/23/2017		(1,787)	(1,793)
	1.920	03/14/2017	06/14/2017		(2,445)	(2,451)

Total Reverse Repurchase Agreements						$(37,496)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended April 30, 2017 was $(30,679) at a weighted average interest rate of 1.437%.
(4)	Open maturity reverse repurchase agreement.

(k)	Securities with an aggregate market value of $43,009 have been pledged as collateral under the terms of master agreements as of April 30, 2017.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Navient Corp.	5.000%	12/20/2021	3.082%	$300	$26	$15	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$4,365	$397	$61	$2	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	1,607	139	144	1	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	396	37	19	0	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	129	11	2	0	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	700	57	10	1	0

				$641	$236	$4	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$70,420	$3,637	$(600)	$64	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		15,300	121	(602)	15	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		83,100	17,035	19,746	225	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		12,600	668	1,814	0	(37)
Receive (5)	3-Month USD-LIBOR	1.750	06/21/2047		131,700	23,845	593	0	(352)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	6,200	119	30	3	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		3,900	183	86	7	0

						$45,608	$21,067	$314	$(389)

Total Swap Agreements						$46,275	$21,318	$319	$(389)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

Cash of $4,422 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2017.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2017	GBP	66		$85	$0	$(1)
	05/2017	JPY	202,842		1,826	6	0
	05/2017		$1,715	GBP	1,336	15	0
BPS	05/2017	EUR	12,662		$13,673	0	(119)
	05/2017		$13,302	EUR	12,193	0	(21)
	06/2017	EUR	12,193		$13,321	21	0
CBK	05/2017	GBP	1,335		1,712	0	(17)
	06/2017		$205	EUR	188	0	0
FBF	05/2017	GBP	1,329		$1,705	0	(17)
GLM	05/2017		29,565		36,762	0	(1,530)
	05/2017		$499	EUR	469	12	0
	05/2017		39,613	GBP	30,920	434	0
	06/2017	GBP	29,582		$37,928	0	(418)
MSB	05/2017	BRL	347		110	1	0
	05/2017		$109	BRL	347	1	0
	05/2017		1,743	GBP	1,377	40	0
	05/2017		1,824	JPY	202,842	0	(4)
	06/2017	JPY	202,842		$1,826	4	0

Total Forward Foreign Currency Contracts						$534	$(2,127)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2024	3.625%	$500	$(98)	$16	$0	$(82)
GST	Petrobras Global Finance BV	1.000	12/20/2024	3.625	700	(139)	24	0	(115)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	1.500	200	(16)	14	0	(2)
	Petrobras Global Finance BV	1.000	09/20/2020	1.972	20	(3)	2	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2024	3.625	800	(166)	34	0	(132)
MYC	Petrobras Global Finance BV	1.000	12/20/2019	1.500	4,100	(379)	331	0	(48)

						$(801)	$421	$0	$(380)

Total Swap Agreements						$(801)	$421	$0	$(380)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(n)	Securities with an aggregate market value of $1,892 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,350	$1,062	$10,412
Corporate Bonds & Notes
Banking & Finance	0	92,931	1,980	94,911
Industrials	0	67,157	0	67,157
Utilities	0	23,626	0	23,626
Convertible Bonds & Notes
Industrials	0	1,966	0	1,966
Municipal Bonds & Notes
California	0	2,430	0	2,430
Illinois	0	6,203	0	6,203
Virginia	0	335	0	335
West Virginia	0	6,945	0	6,945
U.S. Government Agencies	0	5,437	2,331	7,768
Non-Agency Mortgage-Backed Securities	0	45,377	0	45,377
Asset-Backed Securities	0	65,445	4,050	69,495
Sovereign Issues	0	7,947	0	7,947
Common Stocks
Financials	0	0	139	139
Industrials	0	0	532	532
Warrants
Utilities	0	16	0	16
Preferred Securities
Banking & Finance	0	3,032	0	3,032
Industrials	7,299	0	0	7,299
Short-Term Instruments
Repurchase Agreements	0	8,915	0	8,915
Short-Term Notes	0	1,272	0	1,272
U.S. Treasury Bills	0	1,904	0	1,904

Total Investments	$7,299	$350,288	$10,094	$367,681

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	319	0	319
Over the counter	0	534	0	534
	$0	$853	$0	$853

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(389)	0	(389)
Over the counter	0	(2,507)	0	(2,507)

	$0	$(2,896)	$0	$(2,896)

Total Financial Derivative Instruments	$0	$(2,043)	$0	$(2,043)

Totals	$7,299	$348,245	$10,094	$365,638

There were no significant transfers among Levels 1 and 2 during the period ended April 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$942	$(5)	$23	$1	$101	$0	$0	$1,062	$101
Corporate Bonds & Notes
Banking & Finance	2,656	0	(656)	1	83	(104)	0	0	1,980	(15)
U.S. Government Agencies	2,235	0	(28)	22	12	90	0	0	2,331	89
Asset-Backed Securities	3,692	1,095	0	3	0	(740)	0	0	4,050	(740)
Common Stocks
Financials	58	19	0	0	0	62	0	0	139	61
Industrials	0	532	0	0	0	0	0	0	532	0

Totals	$8,641	$2,588	$(689)	$49	$96	$(591)	$0	$0	$10,094	$(504)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$918	Third Party Vendor	Broker Quote	92.250
	144	Proxy Pricing	Base Price	89.190
Corporate Bonds & Notes
Banking & Finance	1,980	Proxy Pricing	Base Price	114.000
U.S. Government Agencies	2,331	Proxy Pricing	Base Price	56.313
Asset-Backed Securities	4,050	Proxy Pricing	Base Price	52.170-89,450
Common Stocks
Financials	139	Other Valuation Techniques (2)	—	—
Industrials	532	Other Valuation Techniques (2)	—	—

Total	$10,094

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 357,247	$21,640	$(11,206)	$10,434

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBD	To Be Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017